Condensed Shinhan Financial Group (Parent Company only) Statement of Financial Position (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment (at equity) in subsidiaries:
Financial assets at FVTPL		₩ 72,146,845	₩ 71,216,564
Other assets
Other		26,401,598	29,925,844
Total assets		739,764,256	691,795,333
Liabilities
Borrowings		49,920,373	56,901,352
Bonds issued		93,765,854	81,561,725
Accrued expenses & other liabilities		40,879,509	48,722,340
Total liabilities		680,943,223	635,473,468
Equity
Total equity		58,821,033	56,321,865	₩ 53,423,558	₩ 49,538,422
Total liabilities and equity		739,764,256	691,795,333
Parent Company only
Deposits [Abstract]
Banking subsidiaries		12	22
Other		151,131	0
Receivables from subsidiaries:
Non-banking subsidiaries		3,837,298	4,051,004
Investment (at equity) in subsidiaries:
Banking subsidiaries		13,797,222	13,797,222
Non-banking subsidiaries		16,826,429	16,925,865
Financial assets at FVTPL		2,552,750	1,985,760
Property, equipment and intangible assets, net		12,997	15,331
Other assets
Banking subsidiaries		274,212	187,118
Non-banking subsidiaries		212,703	219,118
Other		7,549	108,115
Total assets	[1],[2]	37,672,303	37,289,555
Liabilities
Borrowings		19,914	223,722
Bonds issued		10,731,336	10,389,276
Accrued expenses & other liabilities		572,878	577,416
Total liabilities	[1],[2]	11,324,128	11,190,414
Equity
Total equity	[1],[2]	26,348,175	26,099,141
Total liabilities and equity		₩ 37,672,303	₩ 37,289,555

[1]	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
[2]	Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.